Statement of Changes In Stockholders' Equity (Deficit) (USD $)	Common Stock [Member]	Preferred Series A [Member]	Preferred Series B [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Mar. 22, 2006
Balance, shares at Mar. 22, 2006
Issuance of common stock	9,447			1,571,787		1,581,234
Issuance of common stock, shares	9,447,100
Issuance of Series A Preferred stock		40,118		6,674,742		6,714,860
Issuance of Series A Preferred stock, shares		40,118,013
Stock based compensation				771,460		771,460
Stock option exercise	7			297		304
Stock option exercise, shares	6,842
Net loss					(4,104,289)	(4,104,289)
Balance at Dec. 31, 2006	9,454	40,118		9,018,286	(4,104,289)	4,963,569
Balance, shares at Dec. 31, 2006	9,453,942	40,118,013
Stock based compensation				319,019		319,019
Stock option exercise	20			1,380		1,400
Stock option exercise, shares	20,000
Issuance of Series B preferred stock			8,236	3,697,817		3,706,053
Issuance of Series B preferred stock, shares			8,235,868
Issuance of Series B Preferred stock warrants				255,398		255,398
Net loss					(7,908,993)	(7,908,993)
Balance at Dec. 31, 2007	9,474	40,118	8,236	13,291,900	(12,013,282)	1,336,446
Balance, shares at Dec. 31, 2007	9,773,942	40,118,013	8,235,868
Stock based compensation				138,868		138,868
Stock option exercise	14			986		1,000
Stock option exercise, shares	14,285
Issuance of Series B preferred stock			5,997	2,692,488		2,698,485
Issuance of Series B preferred stock, shares			5,996,624
Issuance of Series B Preferred stock warrants				122,436		122,436
Net loss					(6,700,148)	(6,700,148)
Balance at Dec. 31, 2008	9,488	40,118	14,233	16,246,678	(18,713,430)	(2,402,913)
Balance, shares at Dec. 31, 2008	9,488,227	40,118,013	14,232,492
Stock based compensation				165,949		165,949
Issuance of Series B Preferred stock warrants				508,672		508,672
Conversions of notes payable and accrued interest			16,553	742,337		743,990
Conversions of notes payable and accrued interest, shares			1,653,310
Net loss					(1,451,711)	(1,451,711)
Balance at Dec. 31, 2009	9,488	40,118	15,886	17,663,636	(20,165,141)	(2,436,013)
Balance, shares at Dec. 31, 2009	9,488,227	40,118,013	15,885,802
Stock based compensation				123,809		123,809
Issuance of Series B Preferred stock warrants				268,555		268,555
Issuance and conversion of mandatorily convertible notes			3,401	826,863		830,264
Issuance and conversion of mandatorily convertible notes, shares			3,401,329
Issuance of mandatorily convertible notes				258,652		258,652
Net loss					(3,948,021)	(3,948,021)
Balance at Dec. 31, 2010	9,488	40,118	19,287	19,141,515	(24,113,162)	(4,902,754)
Balance, shares at Dec. 31, 2010	9,488,227	40,118,013	19,287,131
Stock based compensation				46,840		46,840
Issuance of Series B preferred stock			339	152,140		152,479
Issuance of Series B preferred stock, shares			338,843
Issuance of Series B Preferred stock warrants				359,882		359,882
Issuance and conversion of mandatorily convertible notes			611	15,908		16,519
Issuance and conversion of mandatorily convertible notes, shares			611,485
Net loss					(1,879,940)	(1,879,940)
Balance at Dec. 31, 2011	9,488	40,118	20,237	19,716,285	(25,993,102)	(6,206,974)
Balance, shares at Dec. 31, 2011	9,488,227	40,118,013	20,237,459
Stock based compensation				23,645		23,645
Stock option exercise, shares
Issuance of Series B Preferred stock warrants				141,895		141,895
Net loss					(2,543,390)	(2,543,390)
Balance at Dec. 31, 2012	9,488	40,118	20,237	19,884,825	(28,536,492)	(8,584,824)
Balance, shares at Dec. 31, 2012	9,488,227	40,118,013	20,237,459
Stock based compensation				9,877		9,877
Stock option exercise, shares
Issuance and conversion of mandatorily convertible notes, shares						14,446,777
Net loss					(4,361,165)	(4,361,165)
Balance at Dec. 31, 2013	$ 9,488	$ 40,118	$ 20,237	$ 19,891,702	$ (32,897,657)	$ (12,936,112)
Balance, shares at Dec. 31, 2013	9,488,227	40,118,013	20,237,459